RIGHT-OF-USE ASSETS - Schedule of Right-of-use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RIGHT-OF-USE ASSETS
Carrying amount	$ 185,514,000	$ 167,641,000
Depreciation charge	36,910,000	35,709,000	$ 35,560,000
Impairment loss recognized in profit or loss			$ 106,000
Reversal of impairment loss recognized in profit or loss	$ (2,355,000)	$ (3,916,000)